Accounts Payable (Tables)	12 Months Ended
Jun. 30, 2023
Accounts Payable [Abstract]
Schedule of Outstanding Accounts Payable and Subsequent Settlement by Aging Bucket	The following table summarizes the Company’s outstanding accounts payable and subsequent settlement by aging bucket:
	Balance as of June 30, 2023	Subsequent settlement	% of collection
Accounts payable aged less than 6 months	$50,049,201	$35,071,648	70.1%
Accounts payable aged from 7 to 12 months	1,078,127	1,078,127	100.0%
Total accounts payable	$51,127,328	$36,149,775	70.7%
	Balance as of June 30, 2022	Subsequent settlement	% of collection
Accounts payable aged less than 6 months	$59,541,103	$59,541,103	100.0%
Accounts payable aged from 7 to 12 months	17,640	17,640	100.0%
Total accounts payable	$59,558,743	$59,558,743	100.0%